Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone: 202-822-9611 Fax: 202-822-0140 www.stradley.com

Jessica D. Burt, Esquire
202-419-8409
jburt@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213
April 24, 2026
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Nationwide Variable Insurance Trust (the “Registrant”) Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 268/285 (the “Amendment”) to the Registration Statement of the Registrant, which was electronically filed with the U.S. Securities and Exchange Commission on April 16, 2026. It is proposed that the Amendment will become effective on April 30, 2026.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Christopher J. Zimmerman, Esquire, at (202) 419-8402.

Very truly yours, /s/ Jessica D. Burt Jessica D. Burt, Esquire

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